Revenue from Contracts with Customers: Airports law and regulations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenue	$ 12,624,731	$ 16,821,638	$ 15,410,241
Commercial services	2,544,474	4,265,669	4,121,709
Construction services	3,657,086	1,236,193	935,774
Regulated services:
Revenue:
Revenue	5,637,758	9,890,230	9,222,535
Regulated services: | Passenger fees
Revenue:
Revenue	3,476,804	7,005,018	6,547,645
Regulated services: | Landing fees
Revenue:
Revenue	983,173	1,148,747	1,047,687
Regulated services: | Platform
Revenue:
Revenue	395,432	405,814	413,129
Regulated services: | Security services
Revenue:
Revenue	46,553	102,216	91,996
Regulated services: | Baggage inspection fees
Revenue:
Revenue	140,502	296,143	268,940
Regulated services: | Passenger walkway
Revenue:
Revenue	333,134	575,464	509,440
Regulated services: | Passengers documentation counters
Revenue:
Revenue	9,383	16,821	18,152
Regulated services: | Other airport services
Revenue:
Revenue	252,777	340,007	325,546
Non regulated services:
Revenue:
Commercial services	2,544,474	4,265,669	4,121,709
Revenue	3,329,887	5,695,215	5,251,932
Non regulated services: | Retail stores
Revenue:
Revenue	461,502	895,591	621,850
Non regulated services: | Access fees on nonpermanent ground transportation
Revenue:
Revenue	29,967	63,159	57,885
Non regulated services: | Car parking and related access fees
Revenue:
Revenue	171,193	319,200	298,536
Non regulated services: | Other airport services
Revenue:
Revenue	122,751	151,596	151,952
Non regulated services: | Non-regulated services excluding commercial services
Revenue:
Revenue	$ 785,413	$ 1,429,546	$ 1,130,223